Retrospective Restatement	12 Months Ended
Dec. 31, 2022
Retrospective Restatement
Retrospective Restatement

25. Retrospective Restatement

Consolidated Interim Statements of Loss and Comprehensive Loss for the Year Ended December 31, 2021

	As previously reported under US GAAP (Audited)	Adjustment (Audited)	As restated under US GAAP (Unaudited)
Change in fair value of derivative liability	$1,473,638	$(3,064,400)	$(1,590,762)
Net loss	(2,050,550)	(3,064,400)	(5,114,950)
Net and comprehensive loss	(2,407,790)	(3,064,400)	(5,472,190)
Basic and diluted loss per share	$(0.01)	$(0.02)	$(0.03)

Consolidated Statements of Financial Position as at December 31, 2021

	As previously reported under US GAAP (Audited)	Adjustment (Audited)	As restated under US GAAP (Unaudited)
Additional paid-in capital	$33,295,413	$3,064,400	$36,359,813
Accumulated deficit	$(30,527,877)	$(3,064,400)	$(33,592,277)

In 2021, warrants which were liability classified were exercised. Upon the exercise of the warrants, the Company erroneously recorded the entirety of the value associated with the derivative liability through profit and loss as a change in the fair value of the derivative liability. To correct for the error, the Company has restated the change in the fair value of the derivative liability to exclude the fair value of the shares issued upon the exercise of the warrants, which should have been recognized in equity as an increase to additional paid-in capital.

There was no effect on the consolidated statements of cash flows as a result of the correction of this error.